Personnel Costs - Summary of Employee Numbers by Function (Parenthetical) (Detail)	Dec. 31, 2017 Employees	Dec. 31, 2016 Employees	Dec. 31, 2015 Employees
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [Line Items]
Number of employees	106,566	106,859	109,089
Animal Health Business [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [Line Items]
Number of employees	4	6,957	6,542